Summary of significant accounting policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / ¥	Dec. 31, 2018 CNY (¥) $ / ¥	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Foreign currency translation
Foreign currency translation adjustments	$ 8,677	¥ 59,658	¥ (21,170)	¥ 0
Translation rate calculated for buying rate	6.8755	6.8755